Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory income tax rate					21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.60%
Stock compensation					(2.30%)	(0.90%)
Foreign rate differential					(0.10%)	(0.50%)
Interest					(4.30%)	0.00%
R&D and other tax credit changes					2.80%	(1.10%)
Permanent items					(7.30%)	(4.70%)
Nontaxable Income					0.30%	0.00%
Other					0.00%	1.40%
Change in valuation allowance					(10.10%)	(15.80%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%